Disclosures About Fair Value Of Financial Instruments (Schedule Of Assets And Liabilities Measured At Fair Value On A Recurring Basis) (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Assets
Cash equivalents	$ 40,313
Cross-currency interest rate swap	6,741
Total Assets	47,054
Liabilities
Cross-currency interest rate swap	2,126
Long-term incentive plan	248
Total Liabilities	2,374
Quoted Prices in Active Markets For Identical Assets (Level 1) [Member]
Assets
Cash equivalents	40,313
Cross-currency interest rate swap	0
Total Assets	40,313
Liabilities
Cross-currency interest rate swap	0
Long-term incentive plan	0
Total Liabilities	0
Significant Other Observable Inputs (Level 2) [Member]
Assets
Cash equivalents	0
Cross-currency interest rate swap	6,741
Total Assets	6,741
Liabilities
Cross-currency interest rate swap	2,126
Long-term incentive plan	248
Total Liabilities	2,374
Significant Unobservable Inputs (Level 3) [Member]
Assets
Cash equivalents	0
Cross-currency interest rate swap	0
Total Assets	0
Liabilities
Cross-currency interest rate swap	0
Long-term incentive plan	0
Total Liabilities	$ 0